Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost

At 1 January 2019	792	5	797

Additions and other re-measurements	39	1	40

Acquisition of businesses (note 11)	25	–	25

Transfers to assets classified as held for sale (note 12)	(23)	–	(23)

Terminations	(15)	(1)	(16)

Exchange and other adjustments	4	–	4

At 31 December 2019	822	5	827

Additions and other re-measurements	12	1	13

Derecognition	(93)	–	(93)

Terminations	(125)	(2)	(127)

Exchange and other adjustments	1	–	1

At 31 December 2020	617	4	621

Depreciation and impairment

At 1 January 2019	(282)	(2)	(284)

Provided	(37)	(1)	(38)

System Fund expense	(5)	–	(5)

Impairment charge	(32)	–	(32)

Transfers to assets classified as held for sale (note 12)	8	–	8

Terminations	14	1	15

Exchange and other adjustments	(1)	–	(1)

At 31 December 2019	(335)	(2)	(337)

Provided	(34)	(1)	(35)

System Fund expense	(4)	–	(4)

Impairment charge	(16)	–	(16)

System Fund impairment charge	(32)	–	(32)

Derecognition	44	–	44

Terminations	64	1	65

Exchange and other adjustments	(3)	–	(3)

At 31 December 2020	(316)	(2)	(318)
Net book value

At 31 December 2020	301	2	303

At 31 December 2019	487	3	490

At 1 January 2019	510	3	513

Disclosure Of Lease Liabilities
Lease liabilities
Total lease liabilities are analysed as follows:

	2020 $m	2019 $m
Currency

US dollars	385	514

Sterling	10	52

Euros	7	43

Other	48	51

	450	660

Analysed as:

Current	34	65

Non-current	416	595

	450	660

Disclosure Of Lease Expenditure Recognised Explanatory
The following amounts were recognised as expense/(income) in the year:

	2020 $m	2019 $m	2018 $m
Depreciation of right-of-use assets	35	38	35

System Fund depreciation of right-of-use assets	4	5	4

Impairment charge	16	32	—

System Fund impairment charge	32	—	—

Derecognition of right-of-use assets and lease liabilities	(22)	—	—

Gain on lease termination	(30)	—	—

Expense relating to variable lease payments	7	58	48

Expense relating to short-term leases and low-value assets	2	3	3

Income from sub-leasing right-of-use assets	(1)	(2)	(2)

Recognised in operating (loss)/profit	43	134	88

Interest on lease liabilities	37	41	39

Total recognised in the Group income statement	80	175	127